Summary of Significant Accounting Policies (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful lives	5 years	5 years
Lab Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful lives	5 years	5 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful lives	shorter of useful life or lease term	shorter of useful life or lease term
Machinery [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful lives	7 years	7 years
Machinery [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful lives	15 years	15 years
Furniture [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful lives	7 years	7 years